Other assets-Other / Other liabilities - Estimated amortization expenses for next five years (Detail) ¥ in Millions	Mar. 31, 2021 JPY (¥)
Other assets-Other / Other liabilities [Abstract]
2022	¥ 6,021
2023	186
2024	182
2025	179
2026	¥ 179